OFI Global Asset Management, Inc.

Two World Financial Center

225 Liberty Street, 16th Floor

New York, New York 10281-1008

April 14, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC, 20549

Re:	Oppenheimer Emerging Markets Innovators Fund
File Nos. 33-194049 and 811-22943

To the Securities and Exchange Commission:

On behalf of Oppenheimer Emerging Markets Innovators Fund (the “Fund”), transmitted herewith for filing with the Securities and Exchange Commission (the “Commission”) under the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended (the “Investment Company Act”), is an amendment (the “Amendment”) to the Fund’s Registration Statement on Form N-1A (the “Registration Statement”) filed on February 20, 2014.

The Amendment is marked to show changes in response to comments of the Commission staff on the Registration Statement. This filing also includes, under separate letter, our response in which we addressed the comments of the Commission staff.

This filing contains a delaying amendment as indicated on the cover sheet, delaying the effectiveness of the Registration Statement until the Registrant files a further amendment which specifically states that this Registration Statement shall become effective, or until such date as the Commission, acting pursuant to Section 8(a), shall determine. We are also requesting, under a separate Request for Acceleration of Effective Date, that the registration statement be declared effective on Monday, April 28, 2014 (or as soon as possible).

We would be pleased to provide you with any additional information you may require or with copies of any of the materials referred to above. We would appreciate any further comments the Commission staff may have as soon as possible. Please direct any communications relating to this filing to:

Taylor V. Edwards
OFI Global Asset Management, Inc.
Two World Financial Center
225 Liberty Street, New York, New York 10281
(212) 323-0310

Very truly yours,

/s/ Taylor V. Edwards
Taylor V. Edwards
Vice President & Senior Counsel

cc:	Valerie Lithotomos, Esq.
Kramer Levin Naftalis & Frankel LLP / K&L Gates LLP
KPMG LLP
Edward Gizzi, Esq.
Gloria LaFond